Equity (Schedule of Stockholders Equity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity [Abstract]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	2,021,384
US Treasury ownership of common stock	73.78%
Schedule of Stockholders Equity [Line Items]
Common Stock, Shares, Outstanding, beginning of period	1,330,970	1,330,970	799,120
Stock Issued During Period, Shares, Conversion of Convertible Securities	0	0	531,850
Common Stock, Shares, Outstanding, end of period	1,330,970	1,330,970	1,330,970
Series F-2 Preferred Stock [Member]
Schedule of Stockholders Equity [Line Items]
Conversion of Stock, Shares Converted			110,000,000